Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 01, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 05, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
AdvisorShares EquityPro ETF (Prospectus Summary) | AdvisorShares EquityPro ETF | AdvisorShares EquityPro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRO